Document and Entity Information Document	Feb. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 08, 2024
Entity Registrant Name	Cloudflare, Inc.
Entity Central Index Key	0001477333
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39039
Entity Tax Identification Number	27-0805829
Entity Address, Address Line One	101 Townsend Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	888
Local Phone Number	993-5273
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	NET
Security Exchange Name	NYSE
Entity Emerging Growth Company	false